EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Exploration And Evaluation Assets [Abstract]
Disclosure of detailed information about exploration assets [Table Text Block]
	North Kivu	Ngayu	KGL-Somituri	Total
Cost
Balance as at January 1, 2018	$10,158,956	$17,324,607	$-	$27,483,563
Additions	122,568	2,756,104	-	2,878,672
Earn-in Barrick payment	-	(2,619,804)	-	(2,619,804)
Balance as at December 31, 2018	$10,281,524	$17,460,907	$-	$27,742,431
Additions	159,205	2,756,814	254,283	3,170,302
Earn-in Barrick payment	-	(2,762,890)	-	(2,762,890)
Balance as at December 31, 2019	$10,440,729	$17,454,831	$254,283	$28,149,843